Sponsor Earnout (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2022
Sponsor Agreement
Sponsor Earnout [Line Items]
Sponsor shares vested prior to business combination (in percent)		40.00%
Sponsor shares subject to vesting and forfeiture after business combination (in percent)		60.00%
Independent Directors | Founder Shares
Sponsor Earnout [Line Items]
Shares issued for services (in shares)		90,000
Class A Common Stock | Sponsor Agreement
Sponsor Earnout [Line Items]
Threshold period from business combination in which sponsor shares subject to vesting and forfeiture (in years)		6 years
Class A Common Stock | Sponsor Agreement | First Sponsor Earnout Achievement Date
Sponsor Earnout [Line Items]
Threshold period from business combination in which sponsor shares subject to vesting and forfeiture (in years)		6 years
Volume weighted average price (in dollars per share)		$ 12.50
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Founder shares vested (in percent)		35.00%
Class A Common Stock | Sponsor Agreement | Second Sponsor Earnout Achievement Date
Sponsor Earnout [Line Items]
Threshold period from business combination in which sponsor shares subject to vesting and forfeiture (in years)		6 years
Volume weighted average price (in dollars per share)		$ 15.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Founder shares vested (in percent)		25.00%
Sponsor
Sponsor Earnout [Line Items]
Shares issued during the period, value		$ 38.1
Sponsor | Class A Common Stock | Founder Shares
Sponsor Earnout [Line Items]
Vested (in shares)		2,839,000
Forfeited (in shares)		4,258,500
Private Placement Warrant | Replay Sponsor LLC The Sponsor | Class A Common Stock
Sponsor Earnout [Line Items]
Number of securities called by warrants or rights (in shares)		775,000
Private Placement Warrant | Replay Sponsor LLC The Sponsor | IPO
Sponsor Earnout [Line Items]
Class of warrants or rights, issued during period (in shares)	7,750,000